Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 34,315	$ 24,554
Accumulated depreciation	6,854	4,024
Property and equipment, net	27,461	20,530
Computers and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	876	404
Office furniture, and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	514	426
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,973	1,937
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	4,733	4,276
Product line, Industrial fixtures, equipment and tooling [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	11,696	8,301
Demonstration Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	11,760
Assets under construction – product line and demonstrations [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,722	9,210
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 41